Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 192,914	£ 193,088
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	191,764	191,774
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,150	1,314
Equity Index Linked Deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	549	577
Capital amount guaranteed or protected	549	577
Capital amount of return guaranteed	£ 2	£ 2